Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible asset, gross	$ 1,010,180	$ 1,010,180	$ 1,010,180
Less Accumulated Amortization	(98,449)	(136,974)	(85,608)
Intangible asset, net	860,365	873,206	924,572
Intellectual Property [Member]
Intangible asset, gross	$ 819,191	$ 819,191	$ 819,191
Remaining estimated useful life (years)	16 years 9 months	18 years	18 years 8 months 5 days
Capitalization of License Cost [Member]
Intangible asset, gross	$ 190,989	$ 190,989	$ 190,989
Remaining estimated useful life (years)	16 years 9 months	18 years	18 years 8 months 5 days
Intellectual Property [Member]
Intangible asset, gross		$ 1,377,200	$ 1,377,200
Remaining estimated useful life (years)		4 years	5 years
In Process Research and Development [Member]
Intangible asset, gross		$ 1,377,200	$ 1,377,200
Less Accumulated Amortization	$ (275,440)	(275,440)	0
Intangible asset, net		$ 1,101,760	$ 1,377,200